ITEM 4 AND ITEM 5
Grant Thornton LLP
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Southfield, MI 48034
REPORT OF INDEPENDENT CERTIFIED PUBLIC
ACCOUNTANTS
T 248.262.1950
F 248.350.3581
www.GrantThornton.com

February 2, 2018

Board of Directors and Management of
Credit Acceptance Corporation
25505 W. Twelve Mile Road
Southfield, MI 48034

Wells Fargo Securities, LLC
550 S. Tryon Street
MAC D1086-051
Charlotte, NC 28202

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by the Board of Directors and management of Credit Acceptance Corporation (the “Company”), solely to assist you in the proposed offering of Credit Acceptance Auto Loan Trust 2018-1. Credit Acceptance Corporation’s Management is responsible for the completeness, accuracy, and reliability of the information disclosed in the Data File (as defined herein). This agreed-upon procedure engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Board of Directors and management of Credit Acceptance Corporation and Wells Fargo Securities, LLC. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our findings are as follows.

1.	The Company provided a Data File with information for certain vehicle loans which the Company represented was as of the close of business of December 31, 2017.

2.
One hundred vehicle loans were selected by Wells Fargo Securities, LLC from the Data File. The sample of loans is listed in Exhibit A. For each of the selected loans we compared the following information, designated by Wells Fargo Securities, LLC, to the related retail instalment contract and in instances where consumers changed their address subsequent to the origination of their loan, we agreed the state of the other Company records.

a.	Loan number

b.	Original amount financed

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U.S. member firm of Grant Thornton International Ltd

c.	First payment date (scheduled)

d.	Original term to maturity

e.	Monthly payment

f.	Interest rate

g.	State

h.	Compared the Vehicle Identification Number (“VIN”) on the contract to the VIN on the title document (actual title or title application, as applicable)

We defined the term “compare” as meaning we compared to the information shown in the Data File and found it to be in agreement. Such information was deemed to be in agreement if differences were attributable to rounding. The term “rounding” was defined as meaning amounts and percentages that were within $1 and 0.1%, respectively. We noted no exceptions.

We were not engaged to and did not conduct an examination or review of the Data File, the objective of which would be the expression of an opinion or limited assurance on the financial information or part thereof. Accordingly, we do not express such an opinion or limited assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Board of Directors and Management of Credit Acceptance Corporation and Wells Fargo Securities, LLC and is not intended to be, and should not be, used by anyone other than these specified parties.

/s/ GRANT THORNTON LLP

Southfield, Michigan
February 2, 2018

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd

Exhibit A

Sample	Loan Number	Sample	Loan Number	Sample	Loan Number
1	XXXX2734	36	XXXX3529	71	XXXX1780
2	XXXX9918	37	XXXX6903	72	XXXX1194
3	XXXX2432	38	XXXX6830	73	XXXX6284
4	XXXX7445	39	XXXX8789	74	XXXX3393
5	XXXX7715	40	XXXX4480	75	XXXX7099
6	XXXX5767	41	XXXX5732	76	XXXX7390
7	XXXX5778	42	XXXX9982	77	XXXX0480
8	XXXX1114	43	XXXX7405	78	XXXX6291
9	XXXX7079	44	XXXX4131	79	XXXX7760
10	XXXX6283	45	XXXX4103	80	XXXX1912
11	XXXX0742	46	XXXX5671	81	XXXX3604
12	XXXX0229	47	XXXX6639	82	XXXX7313
13	XXXX5430	48	XXXX9228	83	XXXX5267
14	XXXX8170	49	XXXX1629	84	XXXX7703
15	XXXX9143	50	XXXX5710	85	XXXX8549
16	XXXX1370	51	XXXX2518	86	XXXX9322
17	XXXX3722	52	XXXX7095	87	XXXX7892
18	XXXX3095	53	XXXX5539	88	XXXX5315
19	XXXX2450	54	XXXX3426	89	XXXX7237
20	XXXX2817	55	XXXX3699	90	XXXX0797
21	XXXX7162	56	XXXX6955	91	XXXX4021
22	XXXX6889	57	XXXX6338	92	XXXX9844
23	XXXX4669	58	XXXX6961	93	XXXX5632
24	XXXX1632	59	XXXX5735	94	XXXX7579
25	XXXX9858	60	XXXX8293	95	XXXX1108
26	XXXX8215	61	XXXX7162	96	XXXX6175
27	XXXX0232	62	XXXX7878	97	XXXX0216
28	XXXX6246	63	XXXX6638	98	XXXX9025
29	XXXX7986	64	XXXX9840	99	XXXX1331
30	XXXX5329	65	XXXX5941	100	XXXX6158
31	XXXX5015	66	XXXX4668
32	XXXX0120	67	XXXX8039
33	XXXX6801	68	XXXX3936
34	XXXX5797	69	XXXX1619
35	XXXX4926	70	XXXX0514

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd